Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest income
Interest and fees on loans	$ 32,558,005	$ 33,067,230
Interest on taxable debt securities	3,111,860	1,304,902
Interest on tax-exempt debt securities	203,358	273
Dividends	82,989	56,116
Interest on federal funds sold and overnight deposits	1,158,444	362,018
Total interest income	37,114,656	34,790,539
Interest expense
Interest on deposits	3,203,696	2,568,158
Interest on borrowed funds	86,054	71,375
Interest on repurchase agreements	166,746	88,861
Interest on junior subordinated debentures	573,603	393,105
Total interest expense	4,030,099	3,121,499
Net interest income	33,084,557	31,669,040
Provision for loan losses	978,000	624,165
Net interest income after provision for loan losses	32,106,557	31,044,875
Non-interest income
Service fees	3,676,875	3,441,607
Income from sold loans	605,848	949,212
Other income from loans	1,377,494	982,295
Other income	982,831	1,361,023
Total non-interest income	6,643,048	6,734,137
Non-interest expense
Salaries and wages	8,347,000	8,027,000
Employee benefits	2,743,210	3,124,554
Occupancy expenses, net	2,806,830	2,808,068
Other expenses	7,977,299	7,697,964
Total non-interest expense	21,874,339	21,657,586
Income before income taxes	16,875,266	16,121,426
Income tax expense	3,135,326	2,983,088
Net income	$ 13,739,940	$ 13,138,338
Earnings per common share	$ 2.53	$ 2.45
Weighted average number of common shares used in computing earnings per share	5,403,938	5,345,988
Dividends declared per common share	$ 0.92	$ 0.88